Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Schwab [member]	Equity attributable to owners of parent [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2022			$ 179	$ 73,698		$ (5,717)	$ 78	$ 12,048	$ (476)	$ 23				$ 24,363	$ (91)		$ 11,253	$ (7)
Statement of changes in equity [table]
Issuance of stock options, net of options exercised			10											26
Shares issued as a result of dividend reinvestment plan														705
Purchase of shares for cancellation and other														0
Purchase of shares															(1,816)
Purchase of shares and other equity instruments																		(141)
Sale of shares and other equity instruments																		139
Sale of shares															1,804
Net premium (discount) on sale of treasury instruments			3
Other			(7)
Net income attributable to equity instrument holders				1,581
Preferred dividends and distributions on other equity instruments													$ (1,746)			$ (83)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments				0
Remeasurement gain/(loss) on employee benefit plans	$ 52			52
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income				(2)
Other comprehensive income (loss)	171								172
Allowance for credit losses	(1)								(1)
Other comprehensive income (loss)										7
Reclassification of loss/(gain) to retained earnings										2
Other comprehensive income (loss)	(177)						(177)
Other comprehensive income (loss)	(2,040)							(2,040)
Other comprehensive income (loss)	1,725					1,725
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ 247									$ (3,721)
Balance at end of period (Impact on adoption [member]) at Jan. 31, 2023				112
Balance at end of period (Impact of reclassification of insurance reserves [member]) at Jan. 31, 2023				0
Balance at end of period at Jan. 31, 2023			185	73,612	$ 1,923	(3,992)	(99)	10,008	(305)	32		$ 111,955		25,094	(103)			(9)
Balance at beginning of period at Oct. 31, 2023	112,071		155	73,008		(5,472)	(38)	12,677	(413)	(127)				25,434	(64)		$ 10,853	(65)
Statement of changes in equity [table]
Issuance of stock options, net of options exercised			5											42
Shares issued as a result of dividend reinvestment plan														137
Purchase of shares for cancellation and other														(295)
Purchase of shares															(3,096)
Purchase of shares and other equity instruments																		(98)
Sale of shares and other equity instruments																		136
Sale of shares															3,102
Net premium (discount) on sale of treasury instruments			13
Other			(1)
Net income attributable to equity instrument holders				2,824
Preferred dividends and distributions on other equity instruments													$ (1,807)			$ (74)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments				(1,428)
Remeasurement gain/(loss) on employee benefit plans	(164)			(164)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income				(2)
Other comprehensive income (loss)	250								241
Allowance for credit losses | IFRS 17 [member]				10	(10)
Allowance for credit losses	(1)								(1)
Other comprehensive income (loss)										144
Reclassification of loss/(gain) to retained earnings										2
Other comprehensive income (loss)	(39)						(39)
Other comprehensive income (loss)	(2,127)							(2,127)
Other comprehensive income (loss)	1,968					1,968
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ 882									$ (2,995)
Balance at end of period at Jan. 31, 2024	$ 112,435		$ 172	$ 72,347	$ 3,830	$ (3,504)	$ (77)	$ 10,550	$ (163)	$ 19		$ 112,435		$ 25,318	$ (58)			$ (27)